Leasing Activity, Leasing Revenue (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Income and Expenses, Lessor [Abstract]
Interest income on lease financing	$ 740	$ 600	$ 683
Variable revenue on lease financing	97	114	101
Fixed revenue on operating leases	968	972	995
Variable revenue on operating leases	43	58	64
Other lease-related revenue	129	125	(164)
Noninterest income on leases	1,237	1,269	996
Total leasing revenue	1,977	1,869	1,679
Leasing Activity Disclosures Textual [Abstract]
Lease expense	697	750	867
Railroad cars used to transport coal [Member]
Leasing Activity Disclosures Textual [Abstract]
Impairment, lessor asset under operating lease			$ 268
Railroad cars [Member]
Leasing Activity Disclosures Textual [Abstract]
Impairment, lessor asset under operating lease	$ 0	$ 0